Seward & Kissel LLP
                       1200 G Street, N.W.
                            Suite 350
                      Washington, D.C. 20005
                      (202) 737-8833 (phone)
                       (202) 737-5184 (fax)


                                                 November 8, 2004


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

    Re:   AllianceBernstein Blended Style Series, Inc.
          File Nos. 333-87002 and 811-21081

Ladies and Gentlemen:

On behalf of the above-referenced AllianceBernstein fund (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus for the Fund that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on November 1, 2004.

                                      Sincerely,

                                    /s/ Anthony Tu-Sekine
                                    ---------------------
                                        Anthony Tu-Sekine


00250.0437 #523005